Determination Of Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Determination of fair value [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	September 30, 2020
	Level 1	Level 2	Level 3	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	35,825,631	2,875,888	—	38,701,519	38,701,519
Derivative financial instruments	7,451	13,141,316	—	13,148,767	13,148,767
Fair value through other comprehensive income
Securities	9,588,773	—	—	9,588,773	9,588,773
Evaluated at amortized cost
Securities	—	1,371,040	—	1,371,040	1,366,038
Securities purchased under agreements to resell	—	18,229,920	—	18,229,920	18,243,688
Securities trading and intermediation	—	1,483,507	—	1,483,507	1,483,507
Accounts receivable	—	251,194	—	251,194	251,194
Loan operations	—	1,392,375	—	1,392,375	1,369,234
Other financial assets	—	280,279	—	280,279	280,279
Financial liabilities
Fair value through profit or loss
Securities loaned	1,111,770	—	—	1,111,770	1,111,770
Derivative financial instruments	19,745	12,709,851	—	12,729,596	12,729,596
Evaluated at amortized cost
Securities sold under repurchase agreements	—	35,192,715	—	35,192,715	35,253,928
Securities trading and intermediation	—	15,159,711	—	15,159,711	15,159,711
Deposits	—	1,573,958	—	1,573,958	1,626,709
Structured operations certificates	—	1,142,457	—	1,142,457	1,142,457
Borrowings and lease liabilities	—	565,723	—	565,723	511,981
Debentures	—	331,981	—	331,981	338,693
Accounts payables	—	655,117	—	655,117	655,117
Other financial liabilities	—	396,878	462,000	858,878	858,878

	46,553,370	106,753,910	462,000	153,769,280	153,821,839

	December 31, 2019
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Loan operations	—	386	386	386
Other financial assets	—	19,805	19,805	19,805
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Structured operations certificates	—	19,474	19,474	19,474
Other financial liabilities	—	79,127	79,127	79,157

	24,936,665	50,439,157	75,375,822	72,979,125

Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2019
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Other financial assets	—	20,191	20,191	20,191
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Other financial liabilities	—	98,601	98,601	98,631

	2018
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	5,259,591	1,031,380	6,290,971	6,290,971
Derivative financial instruments	6,599	1,685,432	1,692,031	1,692,031
Fair value through other comprehensive income
Securities	695,778	—	695,778	695,778
Evaluated at amortized cost
Securities	—	153,709	153,709	155,292
Securities purchased under agreements to resell	—	6,568,246	6,568,246	6,570,609
Securities trading and intermediation	—	898,312	898,312	898,312
Accounts receivable	—	219,200	219,200	219,200
Other financial assets	—	60,423	60,423	60,423
Financial liabilities
Fair value through profit or loss
Securities loaned	1,259,579	—	1,259,579	1,259,579
Derivative financial instruments	—	991,399	991,399	991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	—	6,792,316	6,792,316	6,640,694
Securities trading and intermediation	—	5,306,628	5,306,628	5,306,628
Borrowings	—	459,487	459,487	469,609
Debentures	—	406,540	406,540	406,538
Accounts payables	—	134,579	134,579	134,579
Other financial liabilities	—	7,011	7,011	7,011